Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Capital Group California Core Municipal Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Group California Core Municipal Fund
Average Annual Return, Percent	[1]	6.74%	1.01%	1.58%
Capital Group California Short-Term Municipal Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Group California Short-Term Municipal Fund
Average Annual Return, Percent	[1]	5.27%	0.88%	1.02%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[2]	9.70%	1.05%	2.30%
Bloomberg California Short-Intermediate Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Short-Intermediate Municipal Index
Average Annual Return, Percent	[2]	6.25%	0.97%	1.55%
Bloomberg California Short Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Short Municipal Index
Average Annual Return, Percent	[2]	5.27%	1.06%	1.22%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.